Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 2,924	$ 1,952
Accounts receivable, net of allowance of $132 and $132, respectively	3,109	2,198
Inventories	2,301	2,560
Prepaid and other current assets	795	810
Total current assets	9,129	7,520
Property, net of accumulated depreciation of $6,780 and $6,444, respectively	3,199	3,301
Right of use assets	989	921
Goodwill	2,496	2,440
Other intangibles, net of accumulated amortization of $673 and $593, respectively	2,194	2,225
Deferred income taxes	2,189	2,208
Other noncurrent assets	240	358
Total assets	20,436	18,973
Current liabilities
Accounts payable	4,834	4,547
Accrued expenses	637	652
Accrued advertising and promotions	831	949
Employee compensation	648	450
Notes payable	12	294
Current maturities of long-term debt	298	559
Other current liabilities	1,070	918
Total current liabilities	8,330	8,369
Noncurrent liabilities
Long-term debt	5,059	4,140
Pension benefits	516	542
Postretirement benefits	166	322
Lease liabilities	838	778
Other noncurrent liabilities	732	612
Total noncurrent liabilities	7,311	6,394
Stockholders' equity
Common stock, $1 par value, 250 million shares authorized, 113 million shares issued, and 63 million and 63 million shares outstanding, respectively	113	112
Additional paid-in capital	2,923	2,806
Retained earnings	8,725	7,962
Accumulated other comprehensive loss	(2,811)	(2,618)
Treasury stock, 50 and 49 million shares, respectively	(5,065)	(4,975)
Total Whirlpool stockholders' equity	3,885	3,287
Noncontrolling interests	910	923
Total stockholders' equity	4,795	4,210
Total liabilities and stockholders' equity	$ 20,436	$ 18,973